NOTES RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	The notes at March 31, 2013 and 2012 by series are as follows:
	2013	2012

Series 47	$-	$-
Series 48	-	-
Series 49	-	230,663

	$-	$230,663